INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 3,619	$ 4,195
Decrease related to prior year tax positions, net	404	658
Increase related to current year tax positions, net	447	82
Balance at the end of the year	$ 3,662	$ 3,619